787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 28, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Series, Inc.
Pre-Effective Amendment No. 1 to Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Series, Inc. (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14 (File No. 333-173187) filed on March 30, 2011 (the “Registration Statement”) relating to the proposed acquisition by the Focused Multi-Asset Strategy Portfolio (the “Multi-Asset Strategy Portfolio”), a series of the Registrant, of all of the assets and liabilities of the Focused Equity Strategy Portfolio, a series of the Registrant, in exchange for Class A, Class B, Class C and Class I shares of the Multi-Asset Strategy Portfolio. The Amendment is being filed solely to correct the EDGAR tagging of the series and class identifiers.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosures

cc:	Kathleen Fuentes, SunAmerica Asset Management Corp.
Margery K. Neale, Willkie Farr & Gallagher LLP

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